Schedule of Other Prepayments, Deposits and Receivables (Details) - USD ($)	Jun. 30, 2022	Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Prepayments to suppliers	$ 567,934	$ 567,934
Rental and other deposits	341,674	341,674
Employee advances and others	32,240	32,240
Sub total	941,848	941,848
Less: allowance for doubtful debts	(941,848)	(941,848)
Prepayments, deposits and other receivable, net